Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Maturities Of Time Deposits [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥36,649,111	¥19,486,246
Due after one year through two years	6,327,060	265,011
Due after two years through three years	3,025,807	95,802
Due after three years through four years	683,254	97,479
Due after four years through five years	659,558	85,149
Due after five years	234,509	26,407

Total	¥47,579,299	¥20,056,094